RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 41	$ 0
Long-term debt | Carrying Amount
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt	(3,935)	(2,630)
Long-term debt | Fair Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Adjustments	$ 98	$ 11